ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES.
Payroll and social security payable	$ 182,118	$ 82,494
Bonus payable		18,603
Other payables and accrued liabilities	14,695	872
Total Accounts Payable and Accrued Liabilities	$ 196,813	$ 101,969